Stock Option Plan - Summary of Information On The Outstanding Options (Detail)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of stock option plan [Line Items]
Beginning balance - Number | shares	67,762	54,559
Granted - Number | shares	29,380	18,269
Forfeited - Number | shares	(10,278)	(4,535)
Expired - Number | shares	(197)	0
Exercised - Number | shares	(1,080)	(531)
Ending balance - Number | shares	85,587	67,762
Exercisable - Number | shares	18,842	8,351
Beginning balance - Weighted average exercise price | $ / shares	$ 219.84	$ 198.78
Granted - Weighted average exercise price | $ / shares	211.27	282.26
Forfeited - Weighted average exercise price | $ / shares	217.38	219.71
Expired - Weighted average exercise price | $ / shares	216.47	0
Exercised - Weighted average exercise price | $ / shares	187.17	204.83
Ending balance - Weighted average exercise price | $ / shares	217.61	219.84
Exercisable - Weighted average exercise price | $ / shares	$ 198.4	$ 195.58